Subsequent events (Details) - USD ($) $ in Millions	Mar. 23, 2026	Mar. 13, 2026
Major ordinary share transactions | Class A ordinary shares
Subsequent events
Share repurchase amount	$ 100
Share repurchase program period in force	12 months
Share-based payment arrangement | 2026 Share Plan
Subsequent events
Percentage of issued and outstanding equity instruments		10.00%
Contractual Term Of Share Option Granted		10 years